Quarterly Report
May 31, 2021
MFS®  Low Volatility Global
Equity Fund
LVO-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 1.2%
Lockheed Martin Corp.	7,030	$2,686,866
Automotive – 0.7%
USS Co. Ltd.	87,100	$1,522,599
Biotechnology – 0.7%
Vertex Pharmaceuticals, Inc. (a)	6,915	$1,442,676
Brokerage & Asset Managers – 1.6%
ASX Ltd.	17,685	$1,043,726
IG Group Holdings PLC	75,170	915,225
Partners Group Holdings AG	964	1,466,083
		$3,425,034
Business Services – 3.8%
CGI, Inc. (a)	17,256	$1,542,686
Eurofins Scientific SE (a)	13,234	1,428,490
Fiserv, Inc. (a)	19,574	2,254,925
Infosys Technologies Ltd., ADR	112,311	2,172,095
Sohgo Security Services Co. Ltd.	19,600	896,849
		$8,295,045
Cable TV – 0.5%
Comcast Corp., “A”	17,174	$984,757
Computer Software – 5.6%
Adobe Systems, Inc. (a)	13,646	$6,885,499
Black Knight, Inc. (a)	11,281	827,913
Microsoft Corp.	7,765	1,938,765
Oracle Corp.	31,675	2,494,089
		$12,146,266
Computer Software - Systems – 4.0%
Constellation Software, Inc.	1,822	$2,591,467
Fujitsu Ltd.	10,000	1,624,349
Hitachi Ltd.	26,200	1,372,575
NICE Systems Ltd., ADR (a)	8,536	1,898,065
Venture Corp. Ltd.	87,700	1,262,434
		$8,748,890
Construction – 0.7%
AvalonBay Communities, Inc., REIT	7,385	$1,528,252
Consumer Products – 2.1%
Kimberly-Clark Corp.	13,716	$1,791,721
Procter & Gamble Co.	20,454	2,758,222
		$4,549,943
Electronics – 3.5%
Kyocera Corp.	43,200	$2,652,209
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,140	4,945,551
		$7,597,760

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 6.1%
General Mills, Inc.	59,065	$3,712,826
Mondelez International, Inc.	31,078	1,974,385
Nestle S.A.	32,501	4,002,738
PepsiCo, Inc.	23,780	3,518,013
		$13,207,962
Food & Drug Stores – 4.3%
Seven & I Holdings Co. Ltd.	69,200	$2,993,252
Sugi Holdings Co. Ltd.	11,100	873,888
Sundrug Co. Ltd.	28,300	948,589
Tesco PLC	286,311	908,097
Wal-Mart Stores, Inc.	12,491	1,774,097
Wesfarmers Ltd.	43,743	1,875,101
		$9,373,024
General Merchandise – 1.9%
B&M European Value Retail S.A.	100,848	$825,263
Dollar General Corp.	13,749	2,790,497
Dollarama, Inc.	12,070	525,000
		$4,140,760
Insurance – 2.3%
Everest Re Group Ltd.	13,921	$3,618,903
Zurich Insurance Group AG	3,117	1,302,492
		$4,921,395
Internet – 2.3%
Alphabet, Inc., “A” (a)	1,247	$2,938,992
Alphabet, Inc., “C” (a)	472	1,138,256
Tencent Holdings Ltd.	11,100	885,260
		$4,962,508
Leisure & Toys – 4.8%
Activision Blizzard, Inc.	26,492	$2,576,347
Electronic Arts, Inc.	28,830	4,120,672
Nintendo Co. Ltd.	1,500	927,482
SEGA SAMMY Holdings, Inc.	71,600	910,940
Take-Two Interactive Software, Inc. (a)	10,355	1,921,473
		$10,456,914
Machinery & Tools – 0.4%
Eaton Corp. PLC	6,778	$984,504
Major Banks – 6.3%
Bank of Nova Scotia	15,750	$1,059,975
BOC Hong Kong Holdings Ltd.	989,500	3,576,068
DBS Group Holdings Ltd.	79,500	1,806,846
JPMorgan Chase & Co.	18,275	3,001,486
PNC Financial Services Group, Inc.	9,993	1,945,437
Royal Bank of Canada	21,556	2,241,608
		$13,631,420
Medical & Health Technology & Services – 1.3%
McKesson Corp.	9,603	$1,847,521
Quest Diagnostics, Inc.	6,759	889,958
		$2,737,479

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.0%
Becton, Dickinson and Co.	4,582	$1,108,340
Medtronic PLC	13,078	1,655,544
Terumo Corp.	99,700	3,839,939
		$6,603,823
Natural Gas - Distribution – 1.6%
Italgas S.p.A.	402,555	$2,665,119
Tokyo Gas Co. Ltd.	46,400	918,126
		$3,583,245
Other Banks & Diversified Financials – 1.2%
U.S. Bancorp	44,186	$2,685,625
Pharmaceuticals – 10.8%
Eli Lilly & Co.	13,371	$2,670,724
Johnson & Johnson	36,234	6,132,604
Merck & Co., Inc.	34,198	2,595,286
Novartis AG	11,424	1,003,040
Novo Nordisk A.S., “B”	48,467	3,835,664
Pfizer, Inc.	29,579	1,145,595
Roche Holding AG	17,875	6,218,515
		$23,601,428
Pollution Control – 0.7%
Waste Connections, Inc.	12,449	$1,511,807
Precious Metals & Minerals – 1.8%
Franco-Nevada Corp.	26,994	$3,989,834
Railroad & Shipping – 2.4%
Canadian National Railway Co.	16,967	$1,909,975
International Container Terminal Services, Inc.	545,970	1,638,082
Kansas City Southern Co.	5,798	1,725,949
		$5,274,006
Real Estate – 4.4%
Grand City Properties S.A.	132,595	$3,787,678
Life Storage, Inc., REIT	17,802	1,770,231
Public Storage, Inc., REIT	5,611	1,584,995
Sun Communities, Inc., REIT	14,125	2,364,808
		$9,507,712
Restaurants – 3.1%
McDonald's Corp.	10,264	$2,400,647
Starbucks Corp.	37,501	4,270,614
		$6,671,261
Specialty Chemicals – 1.3%
Symrise AG	22,062	$2,927,168
Specialty Stores – 0.5%
Target Corp.	4,889	$1,109,412
Telecommunications - Wireless – 3.8%
Advanced Info Service Public Co. Ltd.	280,900	$1,519,837
KDDI Corp.	139,100	4,722,209
PLDT, Inc.	77,690	2,141,993
		$8,384,039

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 2.3%
TELUS Corp. (l)	166,231	$3,750,171
Verizon Communications, Inc.	22,495	1,270,743
		$5,020,914
Tobacco – 0.7%
Japan Tobacco, Inc.	82,000	$1,619,554
Trucking – 0.9%
Knight-Swift Transportation Holdings, Inc.	17,437	$832,268
United Parcel Service, Inc., “B”	5,699	1,223,005
		$2,055,273
Utilities - Electric Power – 5.2%
American Electric Power Co., Inc.	22,791	$1,960,026
CLP Holdings Ltd.	465,000	4,724,021
Duke Energy Corp.	8,654	867,304
Evergy, Inc.	16,171	1,002,440
Xcel Energy, Inc.	38,269	2,712,507
		$11,266,298
Total Common Stocks		$213,155,453
Preferred Stocks – 1.1%
Computer Software - Systems – 1.1%
Samsung Electronics Co. Ltd.	34,442	$2,262,964
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.03% (v)	1,822,960	$1,822,959

Other Assets, Less Liabilities – 0.3%		748,726
Net Assets – 100.0%		$217,990,102
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,822,959 and $215,418,417, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$215,418,417	$—	$—	$215,418,417
Mutual Funds	1,822,959	—	—	1,822,959
Total	$217,241,376	$—	$—	$217,241,376
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At May 31, 2021, the value of securities loaned was $1,421,438. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $1,465,468.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$289,769	$33,788,553	$32,255,363	$—	$—	$1,822,959
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$395	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2021, are as follows:
United States	50.6%
Japan	11.8%
Canada	8.8%
Switzerland	6.4%
Hong Kong	3.8%
Germany	3.1%
Taiwan	2.3%
Denmark	1.8%
Philippines	1.7%
Other Countries	9.7%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.